UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   MARCH 31, 2000
                                                 -----------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Yeager, Wood &  Marshall, Inc.
                  -------------------------------------------------
Address:          630 Fifth Avenue, Suite 2900
                  -------------------------------------------------
                  New York, NY  10111
                  -------------------------------------------------

Form 13F File Number:    28-113
                         ------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gordon M. Marchand
         -----------------------------------------------
Title:   Vice President, Treasurer & Corporate Secretary
         -----------------------------------------------
Phone:   212-765-5350
         -----------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Gordon M. Marchand          New York, NY                April 11, 2000
    ----------------------------    -------------------------   ----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                     21
                                                  -------------------------

Form 13F Information Table Value Total:                $ 460,392,998
                                                  -------------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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PAGE:    1 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.            #028-00113  DATE:12/31/99


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT DISCRETION  MANAGER     VOTING AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
                                      ------          -----      -----------   ----  ------  -----          ----    ------    ----

ABBOTT LABORATORIES   COMMON STOCK   002824100     12,451         353,852    X                            191100          162752
AMERICAN INT'L GROUP  COMMON STOCK   026874107     25,449         232,410    X                             96018          136392
AUTOMATIC DATA        COMMON STOCK   053015103     18,195         377,102    X                            165700          211402
 PROCESSING, INC.
COLGATE-PALMOLIVE CO  COMMON STOCK   194162103     17,999         319,264    X                            122400          196864
DELL COMPUTER CORP.   COMMON STOCK   247025109     20,393         378,090    X                            162000          216090
GILLETTE COMPANY      COMMON STOCK   375766102     15,478         410,693    X                            155724          254969
HOME DEPOT INC.       COMMON STOCK   437076102     39,705         615,575    X                            249250          366325
JOHNSON & JOHNSON     COMMON STOCK   478160104     14,165         201,632    X                             84400          117232
COCA COLA COMPANY     COMMON STOCK   191216100     14,971         318,956    X                            111100          207856
MARRIOTT INTERNAT'L   COMMON STOCK   571903202     18,551         588,925    X                            321300          267625
MCDONALD'S CORP       COMMON STOCK   580135101     22,125         591,986    X                            218800          373186
MERCK & CO. INC.      COMMON STOCK   589331107     19,755         317,984    X                            138900          179084
MICROSOFT CORP        COMMON STOCK   594918104      6,099          57,400    X                                             57400
PFIZER, INC.          COMMON STOCK   717081103     21,447         586,575    X                            305000          281575
STARBUCKS CORP.       COMMON STOCK   855244109     37,120         828,350    X                            424500          403850
STAPLES INC.          COMMON STOCK   855030102     22,598       1,129,910    X                            626475          503435
STATE STREET CORP.    COMMON STOCK   857477103     31,099         321,020    X                            145600          175420
SERVICEMASTER CO.     COMMON STOCK   81760N109     14,836       1,318,783    X                            633622          685161
TIFFANY & COMPANY     COMMON STOCK   886547108     44,562         532,880    X                            234700          298180
WAL-MART STORES, INC  COMMON STOCK   931142103     32,924         582,733    X                            223500          359233
WM. WRIGLEY, JR. CO.  COMMON STOCK   982526105     10,471         136,316    X                             73500           62816
GRAND TOTAL:                                        460,392,998
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